Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
EQUITY

14. EQUITY

Preferred Shares

The Company is authorized to issue 2,000,000 preferred shares with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s Board of Directors. As of June 30, 2026 and December 31, 2025, there were no preferred shares issued or outstanding.

Ordinary Shares

As of December 31, 2025, there were 500,000,000 Class A Ordinary Shares and 500,000 Class B Ordinary Shares authorized, respectively.

On April 6, 2026, the Company effected a share consolidation by the cancellation of one authorized but unissued Class A ordinary share of a par value of US$0.05, and the consolidation of the remaining 9,999,999 Class A ordinary shares of a par value of US$0.05 in the authorized share capital of the Company (including issued and unissued share capital) such that each 3 Class A ordinary shares of a par value of US$0.05 are consolidated into one Class A ordinary share of a par value of US$0.15 (the “Share Consolidation”). At the effective time of the Share Consolidation, the authorized share capital of the Company will be reduced and amended from US$500,700 divided into 10,000,000 Class A ordinary shares of a par value of US$0.05 each, 500,000 Class B ordinary shares of US$0.001 each and 2,000,000 preferred shares of a par value of US$0.0001 each, to US$500,699.95 divided into 3,333,333 Class A ordinary shares of a par value of US$0.15 each, 500,000 Class B ordinary shares of US$0.001 each and 2,000,000 preferred shares of a par value of US$0.0001 each.

For the six months ended June 30, 2026, the Company also issued 283,334 Class A ordinary shares as exercise of warrants.

As of June 30, 2026 and December 31, 2025, there were 1,845,453 and 1,562,119 Class A Ordinary Shares, at a par value of US$0.15 each, issued and outstanding, respectively. As of June 30, 2026 and December 31, 2025, there were 500,000 and 500,000 Class B Ordinary Shares, at a par value of US$0.001 each, issued and outstanding, respectively.

Statutory reserve

Horgos, Beijing Glory Star, Beijing Leshare, Glary Prosperity, Horgos Technology and Xing Cui Can operate in the PRC, are required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Company is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital. This statutory reserve is not distributable in the form of cash dividends.

Non-controlling interest

As of June 30, 2026 and December 31, 2025, the Company’s non-controlling interest represented 49% equity interest of Horgos Glary Prosperity.